HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

DECEMBER 31, 1998

   PRINCIPAL
     AMOUNT                                                                       VALUE
CORPORATE BONDS--87.9%

----------------------------------------------------------------------------
                  AEROSPACE & DEFENSE--0.1%

-----------------
        $500,000  Aviation Sales Co., Sr. Sub. Note, 8.125%, 3/15/2008               $497,500
-----------------
                  AUTO/TRUCK--0.2%

-----------------
       1,000,000  (2) HAD Parts System, Inc., Sr. Sub. Note, 12.00%,                  905,000
                  8/1/2005
-----------------
                  AUTOMOBILE--2.0%

-----------------
       2,025,000  Accuride Corp., Sr. Sub. Note, 9.25%, 2/1/2008                    1,994,625
-----------------
         976,000  Aftermarket Technology Co., Sr. Sub. Note, 12.00%,                1,029,680
                  8/1/2004
-----------------
         155,000  Aftermarket Technology Co., Sr. Sub. Note, Series D,

                  12.00%, 8/1/2004                                                    163,525

-----------------
       4,575,000  Collins & Aikman Products Co., Sr. Sub. Note, 11.50%,

                  4/15/2006                                                         4,758,000

-----------------
         600,000  Lear Corp., Sub. Note, 9.50%, 7/15/2006                             666,000
-----------------
         750,000  Lear Seating Corp., Sub. Note, 8.25%, 2/1/2002                      754,687
-----------------
         550,000  OshKosh Truck Corp., Sr. Sub., 8.75%, 3/1/2008                      552,750
-----------------
       1,375,000  Oxford Automotive, Inc., Sr. Sub. Note, 10.125%,                  1,423,125
                  6/15/2007
-----------------
                      Total                                                        11,342,392

-----------------
                  BANKING--1.1%

-----------------
       6,000,000  GS Escrow Corp., Sr. Note, 7.125%, 8/1/2005                       5,947,860
-----------------
                  BEVERAGE & TOBACCO--0.3%

-----------------
       1,800,000  Dimon, Inc., Sr. Note, 8.875%, 6/1/2006                           1,791,000
-----------------
                  BROADCAST RADIO & TV--7.9%

-----------------
       1,775,000  (7) ACME Television, LLC, Sr. Disc. Note, 0/10.875%,              1,424,437
                  9/30/2004
-----------------
       3,150,000  (7) Big City Radio, Inc., Company Guarantee, 0/11.25%,            2,094,750
                  3/15/2005
-----------------
       1,573,500  CBS Radio, Inc., Sub. Deb., 11.375%, 1/15/2009                    1,880,332
-----------------
       1,150,000  Capstar Broadcasting Partners, Inc., Sr. Sub. Note,

                  9.25%, 7/1/2007                                                   1,201,750

-----------------
       1,850,000  Chancellor Media Corp., Company Guarantee, 10.50%,

                  1/15/2007                                                         2,062,750

-----------------
       4,975,000  Chancellor Media Corp., Sr. Sub. Note, 8.125%, 12/15/2007         4,962,562
-----------------
       1,675,000  Chancellor Media Corp., Sr. Sub. Note, 8.75%, 6/15/2007           1,725,250
-----------------
       1,000,000  (2) Chancellor Media Corp., Sr. Sub. Note, 9.00%,                 1,055,000
                  10/1/2008
-----------------

   PRINCIPAL

----------------  ---------------------------------------------------------  ----------------
     AMOUNT                                                                       VALUE

CORPORATE BONDS--CONTINUED

----------------------------------------------------------------------------
                  BROADCAST RADIO & TV - CONTINUED

-----------------
      $1,250,000  Chancellor Media Corp., Sr. Sub. Note, 9.375%, 10/1/2004         $1,303,125
-----------------
       2,000,000  (2) Chancellor Media Corp., Sr. Unsecd. Note, 8.00%,              2,050,000
                  11/1/2008
-----------------
       1,750,000  Cumulus Media, Inc., Sr. Sub. Note, 10.375%, 7/1/2008             1,863,750
-----------------
       6,325,000  (7) Fox/Liberty Networks, LLC, Sr. Disc. Note, 0/9.75%,           4,395,875
                  8/15/2007
-----------------
       1,300,000  Fox/Liberty Networks, LLC, Sr. Note, 8.875%, 8/15/2007            1,326,000
-----------------
         550,000  Lamar Advertising Co., Sr. Sub. Note, 8.625%, 9/15/2007             580,250
-----------------
       1,300,000  Lamar Advertising Co., Sr. Sub. Note, 9.625%, 12/1/2006           1,413,750
-----------------
       4,450,000  Outdoor Systems, Inc., Sr. Sub. Note, 8.875%, 6/15/2007           4,783,750
-----------------
         822,000  SFX Broadcasting, Inc., Sr. Sub. Note, 10.75%, 5/15/2006            908,310
-----------------
       2,000,000  Sinclair Broadcast Group, Inc., Sr. Sub. Note, 10.00%,            2,110,000
                  9/30/2005
-----------------
       4,250,000  Sinclair Broadcast Group, Inc., Sr. Sub. Note, 8.75%,             4,324,375
                  12/15/2007
-----------------
       1,750,000  Sinclair Broadcast Group, Inc., Sr. Sub. Note, 9.00%,             1,789,375
                  7/15/2007
-----------------
       1,050,000  Young Broadcasting, Inc., Sr. Sub. Note, 9.00%, 1/15/2006         1,068,375
-----------------
                      Total                                                        44,323,766

-----------------
                  BUILDING & DEVELOPMENT--0.7%

-----------------
         800,000  American Architectural Products Corp., Sr. Note, 11.75%,
                  12/1/2007                                                           692,000
-----------------
       1,250,000  American Builders & Contractors Supply Co., Inc., Sr.

                  Sub. Note, 10.625%, 5/15/2007                                     1,168,750

-----------------
         500,000  Building Materials Corp. of America, Sr. Note, 8.00%,

                  10/15/2007                                                          504,375

-----------------
       1,350,000  Building Materials Corp. of America, Sr. Note, 8.625%,

                  12/15/2006                                                        1,380,375

-----------------
                      Total                                                         3,745,500

-----------------
                  BUSINESS EQUIPMENT & SERVICES--2.0%

-----------------
         500,000  (2) American Business Information, Sr. Sub. Note, 9.50%,
                  6/15/2008                                                           402,500
-----------------
       2,375,000  Dialog Corp. PLC, Sr. Sub. Note, 11.00%, 11/15/2007               2,375,000
-----------------
         750,000  (7) Electronic Retailing Systems International, Inc.,

                  Sr. Disc. Note, 0/13.25%, 2/1/2004                                  273,750

-----------------
       3,075,000  (2) Fisher Scientific International, Inc., Sr. Sub.

                  Note, 9.00%, 2/1/2008                                             3,075,000

-----------------
                  Fisher Scientific International, Inc., Sr. Sub. Note,             1,350,000
                  9.00%, 2/1/2008                                                   1,350,000
-----------------

   PRINCIPAL

----------------  ---------------------------------------------------------  ----------------
     AMOUNT                                                                       VALUE

CORPORATE BONDS--CONTINUED

----------------------------------------------------------------------------
                  BUSINESS EQUIPMENT & SERVICES - CONTINUED

-----------------
      $3,000,000  U.S. Office Products Co., Sr. Sub. Note, 9.75%, 6/15/2008        $1,965,000
-----------------
         951,000  United Stationers Supply Co., Sr. Sub. Note, 12.75%,              1,065,120
                  5/1/2005
-----------------
       1,000,000  United Stationers Supply Co., Sr. Sub. Note, 8.375%,              1,002,500
                  4/15/2008
-----------------
                      Total                                                        11,508,870

-----------------
                  CABLE TELEVISION--10.2%

-----------------
           8,979  (5)(7) Australis Media Ltd., Sr. Disc. Note, 0/15.75%,                  135
                  5/15/2003
-----------------
         525,000  (5)(7)Australis Media Ltd., Unit, 0/14.00%, 5/15/2003                 7,875
-----------------
         900,000  CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007                    949,320
-----------------
       1,350,000  CSC Holdings, Inc., Sr. Sub. Deb., 9.875%, 2/15/2013              1,508,625
-----------------
       2,300,000  CSC Holdings, Inc., Sr. Sub. Note, 9.25%, 11/1/2005               2,461,000
-----------------
         325,000  CSC Holdings, Inc., Sr. Sub. Note, 9.875%, 5/15/2006                359,125
-----------------
         575,000  (7) Charter Communications Holdings, Inc., Sr. Disc.

                  Note, 0/14.00%, 3/15/2007                                           514,625

-----------------
       1,450,000  Charter Communications Southeast, L.P., Sr. Note,

                  11.25%, 3/15/2006                                                 1,627,625

-----------------
         250,000  Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012                    323,750
-----------------
       1,850,000  Comcast Corp., Sr. Sub. Deb., 9.375%, 5/15/2005                   1,974,875
-----------------
         825,000  (7) Comcast UK Cable, Deb., 0/11.20%, 11/15/2007                    705,375
-----------------
       4,675,000  (7) Diamond Cable Communications PLC, Sr. Disc. Note,

                  0/10.75%, 2/15/2007                                               3,389,375

-----------------
       1,925,000  (7) Diamond Cable Communications PLC, Sr. Disc. Note,

                  0/11.75%, 12/15/2005                                              1,602,562

-----------------
       1,425,000  (2)(7) Diva Systems Corp., Sr. Note, 0/12.625%, 3/1/2008            537,937
-----------------
       4,975,000  (7) EchoStar Satellite Broadcasting Corp., Sr. Disc.

                  Note, 0/13.125%, 3/15/2004                                        4,987,437

-----------------
         800,000  Echostar DBS Corp., Company Guarantee, 12.50%, 7/1/2002             928,000
-----------------
       4,250,000  (7) International Cabletel, Inc., Sr. Defd. Cpn. Note,

                  0/11.50%, 2/1/2006                                                3,548,750

-----------------
         400,000  International Cabletel, Inc., Sr. Disc. Note, 12.75%,               362,000
                  4/15/2005
-----------------
       1,400,000  Lenfest Communications Inc., Sr. Note, 8.375%, 11/1/2005          1,522,500
-----------------
       2,350,000  Lenfest Communications Inc., Sr. Sub. Note, 8.25%,                2,461,625
                  2/15/2008
-----------------
       3,450,000  (2)(7) NTL, Inc., Sr. Defd. Cpn. Note, 0/12.375%,                 2,173,500
                  10/1/2008
-----------------
       6,875,000  (7) NTL, Inc., Sr. Defd. Cpn. Note, 0/9.75%, 4/1/2008             4,271,094
-----------------
       1,200,000  (2) NTL, Inc., Sr. Note, 11.50%, 10/1/2008                        1,314,000
-----------------
       2,200,000  Pegasus Communications Corp., Sr. Note, 9.625%,                   2,211,000
                  10/15/2005
-----------------
   PRINCIPAL

----------------                                                                  VALUE

     AMOUNT

-----------------

CORPORATE BONDS--CONTINUED

                  CABLE TELEVISION - CONTINUED

-----------------
      $1,300,000  (2) Pegasus Communications Corp., Sr. Note, 9.75%,               $1,309,750
                  12/1/2006
-----------------
         825,000  Pegasus Media, Note, 12.50%, 7/1/2005                               911,625
-----------------
         675,000  Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority Note,

                  10.00%, 12/1/2007                                                   759,375

-----------------
       1,525,000  Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority Note,

                  10.00%, 3/15/2005                                                 1,715,625

-----------------
       1,400,000  Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note, 11.00%,             1,645,000
                  12/1/2015
-----------------
       8,475,000  (7)TeleWest PLC, Sr. Disc. Deb., 0/11.00%, 10/1/2007              7,119,000
-----------------
         750,000  (2) TeleWest PLC, Sr. Note, 11.25%, 11/1/2008                       841,875
-----------------
       2,400,000  (7) UIH Australia/Pacific, Sr. Disc. Note, 0/14.00%,              1,224,000
                  5/15/2006
-----------------
       3,900,000  (7) United International Holdings, Inc., Sr. Secd. Disc.
                  Note, 0/10.75%, 2/15/2008                                         2,125,500
-----------------
                      Total                                                        57,393,860

-----------------
                  CHEMICALS & PLASTICS--2.7%

-----------------
         600,000  Buckeye Cellulose Corp., Sr. Sub. Note, 8.50%, 12/15/2005           627,000
-----------------
       1,600,000  Buckeye Cellulose Corp., Sr. Sub. Note, 9.25%, 9/15/2008          1,684,000
-----------------
         400,000  Foamex L.P., Sr. Sub. Note, 13.50%, 8/15/2005                       424,000
-----------------
       2,100,000  (2) Huntsman Corp., Sr. Sub. Note, 9.50%, 7/1/2007                2,100,000
-----------------
       1,825,000  ISP Holding, Inc., Sr. Note, 9.00%, 10/15/2003                    1,939,062
-----------------
       1,108,000  ISP Holding, Inc., Sr. Note, 9.75%, 2/15/2002                     1,182,790
-----------------
       2,950,000  Polymer Group, Inc., Sr. Sub. Note, 8.75%, 3/1/2008               2,913,125
-----------------
       3,550,000  Polymer Group, Inc., Sr. Sub. Note, 9.00%, 7/1/2007               3,532,250
-----------------
       1,700,000  (7) Sterling Chemicals Holdings, Inc., Sr. Disc. Note,

                  0/13.50%, 8/15/2008                                                 654,500

-----------------
                      Total                                                        15,056,727

-----------------
                  CLOTHING & TEXTILES--1.4%

-----------------
       1,000,000  Collins & Aikman Floorcoverings, Inc., Sr. Sub. Note,

                  10.00%, 1/15/2007                                                 1,050,000

-----------------
         675,000  Dyersburg Corp., Sr. Sub. Note, 9.75%, 9/1/2007                     607,500
-----------------
       1,250,000  GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007                       1,193,750
-----------------
       1,625,000  Glenoit Corp., Sr. Sub. Note, 11.00%, 4/15/2007                   1,519,375
-----------------
       1,575,000  Pillowtex Corp., Sr. Sub. Note, 10.00%, 11/15/2006                1,693,125
-----------------
       1,900,000  Pillowtex Corp., Sr. Sub. Note, 9.00%, 12/15/2007                 1,966,500
-----------------
                      Total                                                         8,030,250

-----------------
                  CONGLOMERATE--0.4%

-----------------
       2,650,000  Eagle Picher Industries, Inc., Sr. Sub. Note, 9.375%,             2,517,500
                  3/1/2008
-----------------
   PRINCIPAL

----------------  ---------------------------------------------------------  ----------------
     AMOUNT                                                                       VALUE

-----------------

CORPORATE BONDS--CONTINUED

----------------------------------------------------------------------------
                  CONSUMER PRODUCTS--4.2%

-----------------
      $3,350,000  (2) Albecca, Inc., Sr. Sub. Note, 10.75%, 8/15/2008              $3,375,125
-----------------
       1,150,000  American Safety Razor Co., Sr. Note, 9.875%, 8/1/2005             1,155,750
-----------------
       1,250,000  Amscan Holdings, Inc., Sr. Sub. Note, 9.875%, 12/15/2007          1,171,875
-----------------
       1,900,000  Chattem, Inc., Sr. Sub. Note, 8.875%, 4/1/2008                    1,957,000
-----------------
         325,000  (7) Diamond Brands Operating Corp., Sr. Sub. Note,

                  0/10.125%, 4/15/2008                                                300,625

-----------------
         925,000  Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009            356,125
-----------------
         375,000  Hosiery Corp. of America, Inc., Sr. Sub. Note, 13.75%,              386,250
                  8/1/2002
-----------------
         625,000  (7) ICON Fitness Corp., Sr. Disc. Note, 14.00%,                       9,375
                  0/11/15/2006
-----------------
         950,000  NBTY, Inc., Sr. Sub. Note, 8.625%, 9/15/2007                        931,000
-----------------
       2,920,000  Playtex Family Products Corp., Sr. Sub. Note, 9.00%,              3,066,000
                  12/15/2003
-----------------
         250,000  Playtex Products, Inc., Sr. Note, 8.875%, 7/15/2004                 262,500
-----------------
       1,000,000  Revlon Consumer Products Corp., Sr. Note, 8.125%,                   955,000
                  2/1/2006
-----------------
       6,200,000  Revlon Consumer Products Corp., Sr. Sub. Note, 8.625%,

                  2/1/2008                                                          5,735,000

-----------------
       1,100,000  (7) Sealy Mattress Co., Company Guarantee, 0/10.875%,

                  12/15/2007                                                          665,500

-----------------
         425,000  Sealy Mattress Co., Sr. Sub. Note, 9.875%, 12/15/2007               412,250
-----------------
       2,175,000  (2) The Boyds Collection, Ltd., Sr. Sub. Note, 9.00%,             2,338,125
                  5/15/2008
-----------------
         775,000  (2) True Temper Sports, Inc., Sr. Sub. Note, 10.875%,               778,875
                  12/1/2008
-----------------
                      Total                                                        23,856,375

-----------------
                  CONTAINER & GLASS PRODUCTS--0.7%

-----------------
         450,000  (2) Ball Corp., Sr. Sub. Note, 8.25%, 8/1/2008                      473,062
-----------------
       1,000,000  Plastic Containers, Inc., Sr. Secd. Note, 10.00%,                 1,055,000
                  12/15/2006
-----------------
       2,100,000  Tekni-Plex, Inc., Sr. Sub. Note, 9.25%, 3/1/2008                  2,205,000
-----------------
                      Total                                                         3,733,062

-----------------
                  ECOLOGICAL SERVICES & EQUIPMENT--1.9%

-----------------
      10,500,000  (2) Allied Waste North America, Inc., Sr. Note, 7.875%,          10,657,500
                  1/1/2009
-----------------
                  ELECTRONICS--0.8%

-----------------
         775,000  (7) PX Escrow Corp., Sr. Sub. Note, 0/9.625%, 2/1/2006              430,125
-----------------
       2,900,000  Telecommunications Techniques Co., LLC, Sr. Sub. Note,

                  9.75%, 5/15/2008                                                  2,827,500

-----------------
       1,300,000  Viasystems, Inc., Sr. Sub. Note, 9.75%, 6/1/2007                  1,215,500
-----------------
                      Total                                                         4,473,125

-----------------
                  FARMING & AGRICULTURE--0.2%

-----------------
         850,000  Purina Mills, Inc., Sr. Sub. Note, 9.00%, 3/15/2010                 850,000
-----------------

   PRINCIPAL
     AMOUNT                                                                       VALUE

CORPORATE BONDS--CONTINUED

----------------------------------------------------------------------------
                  FINANCIAL INTERMEDIARIES--0.1%

-----------------
      $1,100,000  ContiFinancial Corp., Sr. Note, 8.125%, 4/1/2008                   $786,500
-----------------
                  FOOD & DRUG RETAILERS--1.1%

-----------------
       1,125,000  Carr-Gottstein Foods Co., Sr. Sub. Note, 12.00%,                  1,305,000
                  11/15/2005
-----------------
         525,000  Community Distributors, Inc., Sr. Note, 10.25%,                     485,625
                  10/15/2004
-----------------
       1,450,000  DiGiorgio Corp., Sr. Note, 10.00%, 6/15/2007                      1,355,750
-----------------
       2,125,000  Jitney-Jungle Stores of America, Inc., Sr. Sub. Note,

                  10.375%, 9/15/2007                                                2,167,500

-----------------
         850,000  Stater Brothers Holdings, Inc., Sr. Sub. Note, 9.00%,               833,000
                  7/1/2004
-----------------
                      Total                                                         6,146,875

-----------------
                  FOOD PRODUCTS--1.7%

-----------------
       2,600,000  (2) Agrilink Foods, Inc., Sr. Sub. Note, 11.875%,                 2,652,000
                  11/1/2008
-----------------
       1,325,000  Aurora Foods, Inc., Sr. Sub. Note, 9.875%, 2/15/2007              1,450,875
-----------------
       1,500,000  Aurora Foods, Inc., Sr. Sub. Note, Series E, 8.75%,               1,567,500
                  7/1/2008
-----------------
       1,350,000  Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008         1,279,125
-----------------
       2,375,000  International Home Foods, Inc., Sr. Sub. Note, 10.375%,
                  11/1/2006                                                         2,582,812
-----------------
                      Total                                                         9,532,312

-----------------
                  FOOD SERVICES--1.3%

-----------------
       1,100,000  AmeriServe Food Distribution, Inc., Sr. Note, 8.875%,

                  10/15/2006                                                        1,023,000

-----------------
       3,900,000  AmeriServe Food Distribution, Inc., Sr. Sub. Note,

                  10.125%, 7/15/2007                                                3,412,500

-----------------
       1,300,000  (2) Carrols Corp., Sr. Sub. Note, 9.50%, 12/1/2008                1,316,250
-----------------
       1,600,000  (2) Domino's, Inc., Sr. Sub. Note, 10.375%, 1/15/2009             1,600,000
-----------------
         100,000  (7) Nebco Evans Holding Co., Sr. Disc. Note, 0/12.375%,              48,500
                  7/15/2007
-----------------
                      Total                                                         7,400,250

-----------------
                  FOREST PRODUCTS--1.0%

-----------------
         600,000  Container Corp. of America, Sr. Note, 11.25%, 5/1/2004              627,000
-----------------
       1,500,000  Four M Corp., Sr. Note, 12.00%, 6/1/2006                          1,132,500
-----------------
       1,250,000  S. D. Warren Co., Sr. Sub. Note, 12.00%, 12/15/2004               1,368,750
-----------------
       1,175,000  Stone Container Corp., Sr. Note, 11.50%, 10/1/2004                1,227,875
-----------------
       1,100,000  Stone Container Corp., Sr. Note, 12.58%, 8/1/2016                 1,122,000
-----------------
         250,000  Stone Container Corp., Unit, 12.25%, 4/1/2002                       256,250
-----------------
                      Total                                                         5,734,375

   PRINCIPAL
     AMOUNT                                                                       VALUE

CORPORATE BONDS--CONTINUED

----------------------------------------------------------------------------
                  HEALTHCARE--3.3%

-----------------
        $500,000  Alliance Imaging, Inc., Sr. Sub. Note, 9.625%, 12/15/2005          $497,500
-----------------
       3,000,000  CONMED Corp., Sr. Sub. Note, 9.00%, 3/15/2008                     3,022,500
-----------------
       2,325,000  Dade International, Inc., Sr. Sub. Note, 11.125%,                 2,586,562
                  5/1/2006
-----------------
       1,200,000  Everest Healthcare Services Corp., Sr. Sub. Note, 9.75%,
                  5/1/2008                                                          1,200,000
-----------------
         650,000  Hudson Respiratory Care, Inc., Sr. Sub. Note, 9.125%,               529,750
                  4/15/2008
-----------------
         500,000  (2) Tenet Healthcare Corp., Sr. Note, 7.625%, 6/1/2008              508,190
-----------------
       1,800,000  Tenet Healthcare Corp., Sr. Note, 8.00%, 1/15/2005                1,847,862
-----------------
       1,650,000  Tenet Healthcare Corp., Sr. Sub. Note, 8.625%, 1/15/2007          1,724,250
-----------------
       6,100,000  (2) Tenet Healthcare Corp., Sr. Sub., 8.125%, 12/1/2008           6,328,750
-----------------
                      Total                                                        18,245,364

-----------------
                  HOME PRODUCTS & FURNISHINGS--0.3%

-----------------
       1,825,000  (7) Falcon Building Products, Inc., Sr. Sub. Disc. Note,
                  0/10.50%, 6/15/2007                                               1,085,875
-----------------
         375,000  Falcon Building Products, Inc., Sr. Sub. Note, 9.50%,               335,625
                  6/15/2007
-----------------
         200,000  Werner Enterprises, Inc., Sr. Sub. Note, 10.00%,                    199,000
                  11/15/2007
-----------------
                      Total                                                         1,620,500

-----------------
                  HOTELS, MOTELS, INNS & CASINOS--1.4%

-----------------
         975,000  Courtyard by Marriott II LP, Sr. Note, 10.75%, 2/1/2008           1,009,125
-----------------
       5,000,000  HMH Properties, Inc., Sr. Note, Series B, 7.875%,                 4,875,000
                  8/1/2008
-----------------
       2,175,000  HMH Properties, Inc., Sr. Note, Series C, 8.45%,                  2,185,875
                  12/1/2008
-----------------
                      Total                                                         8,070,000

-----------------
                  INDUSTRIAL PRODUCTS & EQUIPMENT--3.8%

-----------------
       1,450,000  Amphenol Corp., Sr. Sub. Note, 9.875%, 5/15/2007                  1,508,000
-----------------
         850,000  Anchor Lamina, Inc., Sr. Sub. Note, 9.875%, 2/1/2008                769,250
-----------------
       1,450,000  Cabot Safety Acquisition Corp., Sr. Sub. Note, 12.50%,

                  7/15/2005                                                         1,587,750

-----------------
       1,650,000  Continental Global Group, Inc., Sr. Note, 11.00%,                 1,427,250
                  4/1/2007
-----------------
       1,500,000  Euramax International PLC, Sr. Sub. Note, 11.25%,                 1,500,000
                  10/1/2006
-----------------
         600,000  Grove Worldwide, LLC, Sr. Sub. Note, 9.25%, 5/1/2008                549,000
-----------------
         520,000  Hawk Corp., Sr. Note, 10.25%, 12/1/2003                             548,600
-----------------
       1,600,000  ISG Resources, Inc., Sr. Sub. Note, 10.00%, 4/15/2008             1,592,000
-----------------
         750,000  International Utility Structures, Inc., Sr. Sub. Note,

                  10.75%, 2/1/2008                                                    701,250

   PRINCIPAL
    AMOUNT                                                                       VALUE

CORPORATE BONDS--CONTINUED

----------------------------------------------------------------------------
                  INDUSTRIAL PRODUCTS & EQUIPMENT--CONTINUEd

-----------------
        $575,000  Johnstown America Industries, Inc., Sr. Sub. Note,

                  11.75%, 8/15/2005                                                  $609,500

-----------------
         650,000  Johnstown America Industries, Inc., Sr. Sub. Note,

                  11.75%, 8/15/2005                                                   689,000

-----------------
       1,200,000  MMI Products, Inc., Sr. Sub. Note, 11.25%, 4/15/2007              1,302,000
-----------------
         275,000  (2) Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007                  283,937
-----------------
       1,975,000  Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007                    2,039,188
-----------------
       1,200,000  Unifrax Investment Corp., Sr. Note, 10.50%, 11/1/2003             1,218,000
-----------------
       3,800,000  WESCO Distribution, Inc., Sr. Sub. Note, 9.125%, 6/1/2008         3,819,000
-----------------
       1,975,000  (7) WESCO International, Inc., Sr. Disc. Note,

                  0/11.125%, 6/1/2008                                        ----------------
                                                                                    1,219,563

-----------------
                      Total                                                        21,363,288

-----------------
                  LEISURE & ENTERTAINMENT--3.1%

-----------------
       3,042,000  (7)AMF Bowling Worldwide, Sr. Sub. Disc. Note, 0/12.25%,          1,756,755
                  3/15/2006
-----------------
       1,700,000  Loews Cineplex Entertainment, Inc., Sr. Sub. Note,

                  8.875%, 8/1/2008                                                  1,763,750

-----------------
       5,100,000  (7) Premier Parks, Inc., Sr. Disc. Note, 0/10.00%,                3,480,750
                  4/1/2008
-----------------
       1,325,000  Premier Parks, Inc., Sr. Note, 12.00%, 8/15/2003                  1,440,938
-----------------
         575,000  Premier Parks, Inc., Sr. Note, 9.25%, 4/1/2006                      598,000
-----------------
         325,000  Premier Parks, Inc., Sr. Note, 9.75%, 1/15/2007                     354,250
-----------------
       2,850,000  Regal Cinemas, Inc., 9.50%, 6/1/2008                              2,949,750
-----------------
       1,850,000  (2) Regal Cinemas, Inc., Sr. Sub. Note, 9.50%, 6/1/2008           1,914,750
-----------------
       2,925,000  (7) Six Flags Theme Parks, Sr. Sub. Disc. Note

                  0/12.25%, 6/15/2005                                        ----------------
                                                                                    3,261,375

-----------------
                      Total                                                        17,520,318

-----------------
                  MACHINERY & EQUIPMENT--2.5%

-----------------
       1,147,000  Alvey Systems, Inc., Sr. Sub. Note, 11.375%, 1/31/2003            1,152,735
-----------------
       1,775,000  Clark Material Handling Corp., Sr. Note, 10.75%,                  1,814,938
                  11/15/2006
-----------------
       1,425,000  Columbus McKinnon Corp., Sr. Sub. Note, 8.50%, 4/1/2008           1,339,500
-----------------
       1,050,000  National Equipment Services, Inc., Sr. Sub. Note,

                  10.00%, 11/30/2004                                                1,044,750

-----------------
       2,425,000  (2) National Equipment Services, Inc., Sr. Sub. Note,

                  Series C, 10.00%, 11/30/2004                                      2,412,875

-----------------
       2,800,000  (2) NationsRent, Inc., Sr. Sub. Note, 10.375%, 12/15/2008         2,786,000
-----------------
       3,300,000  (2) United Rentals, Inc., Sr. Sub. Note, 9.25%, 1/15/2009         3,324,750
-----------------
   PRINCIPAL

----------------  ---------------------------------------------------------  ----------------
     AMOUNT                                                                       VALUE

-----------------

CORPORATE BONDS--CONTINUED

----------------------------------------------------------------------------
                      Total                                                       $13,875,548

-----------------
                  METALS & MINING--0.9%

-----------------
      $1,700,000  (2) AEI Holding Co., Inc., Sr. Note, 10.50%, 12/15/2005           1,674,500
-----------------
       3,300,000  (2) AEI Resources, Inc., Sr. Sub. Note, 11.50%,                   3,283,500
                  12/15/2006
-----------------
                      Total                                                         4,958,000

-----------------
                  OIL & GAS--3.3%

-----------------
       1,500,000  Chiles Offshore, LLC, Sr. Note, 10.00%, 5/1/2008                  1,207,500
-----------------
       4,000,000  Continental Resources, Inc., Sr. Sub. Note, 10.25%,               3,340,000
                  8/1/2008
-----------------
         475,000  DI Industries, Inc., Sr. Note, 8.875%, 7/1/2007                     358,625
-----------------
       3,250,000  Dailey Petroleum Services Corp., Company Guarantee,

                  9.50%, 2/15/2008                                                  1,527,500

-----------------
       2,050,000  Forcenergy Gas Exploration, Inc., Sr. Sub. Note, 8.50%,
                  2/15/2007                                                         1,527,250
-----------------
       1,675,000  Forcenergy Gas Exploration, Inc., Sr. Sub. Note, 9.50%,
                  11/1/2006                                                         1,298,125
-----------------
       1,700,000  KCS Energy, Inc., Sr. Sub. Note, 8.875%, 1/15/2008                  977,500
-----------------
         875,000  Nuevo Energy Co., Sr. Sub. Note, 8.875%, 6/1/2008                   853,125
-----------------
       2,000,000  Ocean Energy, Inc., Sr. Sub. Note, 10.375%, 10/15/2005            2,070,000
-----------------
         300,000  Ocean Rig Norway AS, Company Guarantee, 10.25%, 6/1/2008            241,500
-----------------
         850,000  Pacalta Resources Ltd., Sr. Note, 10.75%, 6/15/2004                 684,250
-----------------
       1,825,000  Pride Petroleum Services, Inc., Sr. Note, 9.375%,                 1,706,375
                  5/1/2007
-----------------
         900,000  The Houston Exploration Co., Sr. Sub. Note, 8.625%,                 886,500
                  1/1/2008
-----------------
         600,000  (7) Universal Compression Holdings, Inc., Sr. Disc.

                  Note, 0/11.375%, 2/15/2009                                          333,000

-----------------
       3,100,000  (7) Universal Compression Holdings, Inc., Sr. Disc.

                  Note,  0/9.875%, 2/15/2008                                        1,782,500

-----------------
                      Total                                                        18,793,750

-----------------
                  PRINTING & PUBLISHING--1.6%

-----------------
       1,450,000  (7)Affiliated Newspaper Investments, Inc., Sr. Disc.

                  Note, 0/13.25%, 7/1/2006                                          1,497,125

-----------------
         850,000  Garden State Newspapers, Inc., Sr. Sub. Note, 12.00%,               930,750
                  7/1/2004
-----------------
       1,625,000  Garden State Newspapers, Inc., Sr. Sub. Note, 8.75%,              1,633,125
                  10/1/2009
-----------------
       1,000,000  Hollinger International Publishing, Inc., Sr. Sub. Note,
                  9.25%, 2/1/2006                                                   1,055,000
-----------------
       1,900,000  Hollinger International Publishing, Inc., Sr. Sub. Note,
                  9.25%, 3/15/2007                                                  2,014,000
   PRINCIPAL
     AMOUNT                                                                       VALUE

CORPORATE BONDS--CONTINUED

----------------------------------------------------------------------------
                  PRINTING & PUBLISHING--CONTINUEd

-----------------
        $900,000  K-III Communications Corp., Company Guarantee, Series B,
                  8.50%, 2/1/2006                                                    $931,500
-----------------
       1,200,000  Ziff-Davis, Inc., Sr. Sub. Note, 8.50%, 5/1/2008                  1,164,000
-----------------
                      Total                                                         9,225,500

-----------------
                  REAL ESTATE--0.2%

-----------------
       1,156,000  Trizec Finance Ltd., Sr. Note, 10.875%, 10/15/2005                1,268,710
-----------------
                  RETAILERS--0.2%

-----------------
         975,000  Leslie's Poolmart, Inc., Sr. Note, 10.375%, 7/15/2004             1,009,125
-----------------
                  SERVICES--0.7%

-----------------
       1,300,000  Coinmach Corp., Sr. Note, 11.75%, 11/15/2005                      1,439,750
-----------------
       2,750,000  SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006                      2,488,750
-----------------
                      Total                                                         3,928,500

-----------------
                  STEEL--0.6%

-----------------
       2,100,000  Metals USA, Inc., Sr. Sub. Note, 8.625%, 2/15/2008                1,984,500
-----------------
       1,350,000  Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006                   1,519,128
-----------------
                      Total                                                         3,503,628

-----------------
                  SURFACE TRANSPORTATION--2.2%

-----------------
       1,350,000  Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007                1,377,000
-----------------
       1,025,000  (6)AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%,
                  11/15/2005                                                           66,625
-----------------
       2,075,000  Gearbulk Holding Limited, Sr. Note, 11.25%, 12/1/2004             2,199,500
-----------------
       1,625,000  Statia Terminals International N.V., 1st Mtg. Note,

                  11.75%, 11/15/2003                                                1,633,125

-----------------
       3,750,000  Stena AB, Sr. Note, 10.50%, 12/15/2005                            3,890,625
-----------------
       1,500,000  Stena AB, Sr. Note, 8.75%, 6/15/2007                              1,436,250
-----------------
       1,000,000  Stena Line AB, Sr. Note, 10.625%, 6/1/2008                          905,000
-----------------
       1,050,000  (2) The Holt Group, Inc., Sr. Note, 9.75%, 1/15/2006                740,250
-----------------
                      Total                                                        12,248,375

-----------------
                  TELECOMMUNICATIONS & CELLULAR--21.0%

-----------------
       2,700,000  (2) American Cellular Corp., Sr. Note, 10.50%, 5/15/2008          2,686,500
-----------------
       1,200,000  (2) Arch Communications, Inc., Sr. Note, 12.75%, 7/1/2007         1,206,000
-----------------
       6,250,000  (7) Call-Net Enterprises, Inc., Sr. Disc. Note, 0/8.94%,          3,703,125
                  8/15/2008
-----------------
       2,725,000  (7) Call-Net Enterprises, Inc., Sr. Disc. Note, 0/9.27%,          1,757,625
                  8/15/2007
-----------------
       1,700,000  (2) Centennial Cellular Corp., Sr. Sub. Note, 10.75%,             1,717,000
                  12/15/2008
-----------------
       1,850,000  Comcast Cellular Holdings, Inc., Sr. Note, 9.50%,                 1,984,125
                  5/1/2007
   PRINCIPAL
     AMOUNT                                                                       VALUE

CORPORATE BONDS--CONTINUED

----------------------------------------------------------------------------
                  TELECOMMUNICATIONS & CELLULAR - CONTINUED

-----------------
      $1,550,000  (7) E.Spire Communications, Inc., Sr. Disc. Note,

                  0/12.75%, 4/1/2006                                                 $968,750

-----------------
       1,575,000  (7) E.Spire Communications, Inc., Sr. Disc. Note,

                  0/13.00%, 11/1/2005                                               1,063,125

-----------------
         400,000  E.Spire Communications, Inc., Sr. Note, 13.75%, 7/15/2007           394,000
-----------------
         500,000  Esprit Telecom Group PLC, Sr. Note, 11.50%, 12/15/2007              520,000
-----------------
       2,000,000  (2) Hermes Europe Railtel  B.V., Sr. Note, 10.375%,               2,040,000
                  1/15/2009
-----------------
       2,925,000  Hermes Europe Railtel  B.V., Sr. Note, 11.50%, 8/15/2007          3,115,125
-----------------
         500,000  (7) ICG Holdings, Inc., Sr. Disc. Note, 0/11.625%,                  322,560
                  3/15/2007
-----------------
       2,950,000  (7) ICG Holdings, Inc., Sr. Disc. Note, 0/12.50%,                 2,188,546
                  5/1/2006
-----------------
       3,300,000  IXC Communications, Inc., Sr. Sub. Note, 9.00%, 4/15/2008         3,320,625
-----------------
       3,725,000  (7) Intermedia Communications, Inc., Sr. Disc. Note,

                  0/11.25%, 7/15/2007                                               2,588,875

-----------------
       3,575,000  (7) Intermedia Communications, Inc., Sr. Disc. Note,

                  0/12.50%, 5/15/2006                                               2,815,313

-----------------
       1,350,000  Intermedia Communications, Inc., Sr. Note, 8.60%,                 1,289,250
                  6/1/2008
-----------------
         575,000  Intermedia Communications, Inc., Sr. Note, 8.875%,                  557,750
                  11/1/2007
-----------------
       7,675,000  (2)(7) Level 3 Communications, Inc., Sr. Disc. Note,
                  0/10.50%, 12/1/2008                                               4,509,062

-----------------
       9,450,000  Level 3 Communications, Inc., Sr. Note, 9.125%, 5/1/2008          9,426,375
-----------------
       3,100,000  (7) McLeod, Inc., Sr. Disc. Note, 0/10.50%, 3/1/2007              2,356,000
-----------------
         350,000  McLeod, Inc., Sr. Note, 8.375%, 3/15/2008                           353,500
-----------------
       1,050,000  McLeod, Inc., Sr. Note, 9.25%, 7/15/2007                          1,078,875
-----------------
       2,300,000  (2) McLeod, Inc., Sr. Note, 9.50%, 11/1/2008                      2,461,000
-----------------
       2,450,000  (7) MetroNet Communications Corp., Sr. Disc. Note,

                  0/10.75%, 11/1/2007                                               1,604,750

-----------------
       1,025,000  MetroNet Communications Corp., Sr. Note, 12.00%,                  1,119,813
                  8/15/2007
-----------------
       6,050,000  (7) MetroNet Escrow Corp., Sr. Disc. Note, 0/9.95%,               3,735,875
                  6/15/2008
-----------------
       1,375,000  (2) MetroNet Escrow Corp., Sr. Note, 10.625%, 11/1/2008           1,464,375
-----------------
       1,025,000  (2) Metromedia Fiber Network, Inc., Sr. Note, 10.00%,

                  11/15/2008                                                 ----------------
                                                                                    1,058,313

-----------------
       3,750,000  (7) Millicom International Cellular S. A., Sr. Disc.

                  Note, 0/13.50%, 6/1/2006                                          2,653,125

-----------------
       2,400,000  (7) NEXTEL Communications, Inc., Sr. Disc. Note,

                  0/10.65%, 9/15/2007                                               1,560,000

-----------------


   PRINCIPAL
     AMOUNT                                                                       VALUE

CORPORATE BONDS--CONTINUED

----------------------------------------------------------------------------
                  TELECOMMUNICATIONS & CELLULAR - CONTINUED

-----------------
     $11,800,000  (7) NEXTEL Communications, Inc., Sr. Disc. Note,

                  0/9.95%, 2/15/2008                                               $7,139,000

-----------------
       2,500,000  (7) NEXTLINK Communications, Inc., Sr. Disc. Note,

                  0/9.45%, 4/15/2008                                                1,450,000

-----------------
       2,200,000  (7) NEXTLINK Communications, Inc., Sr. Note, 0/9.00%,             2,051,500
                  3/15/2008
-----------------
          50,000  NEXTLINK Communications, Inc., Sr. Note, 9.625%,                     48,875
                  10/1/2007
-----------------
       1,400,000  Nextel International, Inc., Sr. Disc. Note, 12.125%,                656,432
                  4/15/2008
-----------------
       2,450,000  Orange PLC, Sr. Note, 8.00%, 8/1/2008                             2,462,250
-----------------
       3,750,000  Paging Network, Inc., Sr. Sub. Note, 10.00%, 10/15/2008           3,637,500
-----------------
         500,000  Paging Network, Inc., Sr. Sub. Note, 10.125%, 8/1/2007              490,000
-----------------
       1,750,000  Pathnet, Inc., Unit, 12.25%, 4/15/2008                            1,330,000
-----------------
       3,000,000  PsiNet, Inc., Sr. Note, 10.00%, 2/15/2005                         2,985,000
-----------------
       1,725,000  (2) PsiNet, Inc., Sr. Note, 11.50%, 11/1/2008                     1,794,000
-----------------
         175,000  (7) Qwest Communications International, Inc., Sr. Disc.
                  Note, 0/8.29%, 2/1/2008                                             133,000
-----------------
       3,525,000  (7) Qwest Communications International, Inc., Sr. Disc.
                  Note, 0/9.47%, 10/15/2007                                         2,767,125
-----------------
       1,625,000  Qwest Communications International, Inc., Sr. Note,

                  10.875%, 4/1/2007                                                 1,876,875

-----------------
       3,500,000  (2) Qwest Communications International, Inc., Sr. Note,
                  7.50%, 11/1/2008                                                  3,675,000
-----------------
       5,125,000  Rogers Cantel Mobile, Inc., Sr. Sub. Note, 8.80%,                 5,195,469
                  10/1/2007
-----------------
         575,000  (7) Telesystem International Wireless, Inc., Sr. Disc.

                  Note, 0/10.50%, 11/1/2007                                           212,750

-----------------
       4,125,000  (7) Telesystem International Wireless, Inc., Sr. Disc.

                  Note, 0/13.25%, 6/30/2007                                         1,773,750

-----------------
       1,700,000  (7) Teligent, Inc., Sr. Disc. Note, 0/11.50%, 3/1/2008              841,500
-----------------
       2,700,000  Teligent, Inc., Sr. Note, 11.50%, 12/1/2007                       2,497,500
-----------------
       3,975,000  (7) Triton PCS, Inc., Sr. Disc. Note, 0/11.00%, 5/1/2008          1,878,188
-----------------
       1,100,000  US Xchange, L.L.C., Sr. Note, 15.00%, 7/1/2008                    1,157,750
-----------------
       1,000,000  USA Mobile Communications, Inc., Sr. Note, 9.50%,                   910,000
                  2/1/2004
-----------------
       1,150,000  (2) Verio, Inc., Sr. Note, 11.25%, 12/1/2008                      1,167,250
-----------------
         600,000  (7) Viatel, Inc., Unit, 0/12.50%, 4/15/2008                         342,000
-----------------

   PRINCIPAL
   AMOUNT OR

----------------                                                                  VALUE

     SHARES

CORPORATE BONDS--CONTINUED

----------------------------------------------------------------------------
                  TELECOMMUNICATIONS & CELLULAR - CONTINUED

-----------------
      $1,825,000  Viatel, Inc., Unit, 11.25%, 4/15/2008                            $1,834,125
-----------------
                      Total                                                       117,926,196

-----------------
                  UTILITIES--0.8%

-----------------
         600,000  CalEnergy Co., Inc., Sr. Note, 9.50%, 9/15/2006                     669,000
-----------------
       1,700,000  El Paso Electric Co., 1st Mtg. Note, 9.40%, 5/1/2011              1,930,469
-----------------
       2,200,000  (7) Niagara Mohawk Power Corp., Sr. Disc. Note, Series

                  H, 0/8.50%, 7/1/2010                                              1,710,786

-----------------
                      Total                                                         4,310,255

-----------------
                  TOTAL CORPORATE BONDS (IDENTIFIED COST $508,666,827)            494,097,656
-----------------

COMMON STOCKS--0.0%

----------------------------------------------------------------------------
                  CABLE TELEVISION--0.0%

-----------------
              27  (1)(2) CS Wireless Systems, Inc.                                          0
-----------------
             676  (1) Pegasus Communications Corp., Class A                            16,942
-----------------                                                            -----------------
                      Total                                                            16,942

-----------------
                  CONSUMER PRODUCTS--0.0%

-----------------
              25  (1) Hosiery Corp. of America, Inc., Class A                             181
-----------------                                                            -----------------
                  PRINTING & PUBLISHING--0.0%

-----------------
             500  (1) Affiliated Newspaper Investments, Inc.                           75,000
-----------------
                  TOTAL COMMON STOCKS (IDENTIFIED COST $11,006)                        92,123
-----------------

PREFERRED STOCKS--3.6%

----------------------------------------------------------------------------
                  BANKING--0.1%

-----------------
          27,000  California Federal Preferred Capital Corp., REIT

                  Perpetual Pfd. Stock, Series A, $2.28                               683,438
-----------------
                  BROADCAST RADIO & TV--1.0%

-----------------
           1,250  Benedek Communications Corp., Sr. Exchangeable PIK                1,006,250
-----------------
          11,662  Capstar Broadcasting Partners, Inc., Sr. Pfd., $12.00             1,402,337
-----------------
           1,336  Cumulus Media, Inc., Cumulative Sr. Red. Pfd. Stk.,

                  Series A, $3.44                                                   1,443,329
-----------------
           2,118  SFX Broadcasting, Inc., Cumulative Exchangeable Pfd.

                  Stock, Series E                                                     255,219

-----------------
          13,050  Sinclair Broadcast Group, Inc., Cumulative Pfd., $11.63           1,383,300
-----------------
                      Total                                                         5,490,435

-----------------


     SHARES                                                                       VALUE
                  CABLE TELEVISION--0.3%

-----------------
             287  Echostar Communications Corp., Sr. Red. Pfd. Stk., $12.13          $333,835
-----------------
           1,518  Pegasus Communications Corp., Cumulative PIK Pfd.,

                  Series A, 12.75%                                                  1,464,842
-----------------
                      Total                                                         1,798,677

-----------------
                  FOOD SERVICES--0.1%

-----------------
           5,696  Nebco Evans Holding Co., Exchangeable Pfd. Stock                    287,686
-----------------
                  HEALTHCARE--0.0%

-----------------
           3,710  River Holding Corp., Sr. Exchangeable PIK                           164,168
-----------------
                  INDUSTRIAL PRODUCTS & EQUIPMENT--0.2%

-----------------
           1,050  Fairfield Manufacturing Co., Inc., Cumulative

                  Exchangeable Pfd. Stock                                           1,013,250

-----------------
                  PRINTING & PUBLISHING--1.1%

-----------------
           4,500  Primedia, Inc., Cumulative Pfd., Series D, $10.00                   465,750
-----------------
          39,650  Primedia, Inc., Exchangeable Pfd. Stock, Series G, $2.16          3,826,225
-----------------
          17,450  Primedia, Inc., Pfd., $9.20                                       1,718,825
-----------------
                      Total                                                         6,010,800

-----------------
                  TELECOMMUNICATIONS & CELLULAR--0.2%

-----------------
             466  NEXTEL Communications, Inc., Cumulative PIK Pfd., Series
                  D, 13.00%                                                           483,337
-----------------
             787  NEXTEL Communications, Inc., Exchangeable Pfd. Stock,

                  ---------------------------------------------------------           680,880
                  Series E

-----------------
           1,237  Viatel, Inc., Conv. PIK Pfd., Series A, 10.00%                      136,680
-----------------
                      Total                                                         1,300,897

-----------------
                  UTILITIES--0.6%

-----------------
           3,385  El Paso Electric Co., Cumulative PIK Pfd., Series A,                363,865
                  11.40%
-----------------
          50,500  Texas Utilities   Co., Cumulative PRIDES, $4.63                   2,846,938
-----------------
                      Total                                                         3,210,803

-----------------
                  TOTAL PREFERRED STOCKS (IDENTIFIED COST $19,709,035)             19,960,154
-----------------

WARRANTS--0.0%

----------------------------------------------------------------------------
                  BUSINESS EQUIPMENT & SERVICES--0.0%

-----------------
             750  (1) Electronic Retailing Systems International, Inc.,                 3,750
                  Warrants
-----------------
                  CABLE TELEVISION--0.0%

-----------------
             600  (1)(5) Australis Holdings Property Ltd., Warrants                         0
-----------------
           4,275  (1) Diva Systems Corp., Warrants                                     68,400
-----------------
           1,000  (1) Pegasus Communications Corp., Warrants                           20,500
-----------------
           2,400  (1) UIH Australia/Pacific, Warrants                                   7,200
-----------------

----------------  ---------------------------------------------------------  ----------------
   SHARES OR
   PRINCIPAL

     AMOUNT                                                                       VALUE

-----------------
                  CABLE TELEVISION - CONTINUED

-----------------
             900  (1) Wireless One, Inc., Warrants                                         $0
-----------------
                      Total                                                            96,100

-----------------
                  CHEMICALS & PLASTICS--0.0%

-----------------
             875  (1) Sterling Chemicals Holdings, Inc., Warrants                      13,125
-----------------
                  CONSUMER PRODUCTS--0.0%

-----------------
             500  (1) IHF Capital, Inc., Warrants                                         250
-----------------
                  STEEL--0.0%

-----------------
             250  (1) Bar Technologies, Inc., Warrants                                 13,750
-----------------
                  TELECOMMUNICATIONS & CELLULAR--0.0%

-----------------
           1,600  (1) Cellular Communications International, Inc., Warrants            99,200
-----------------
           1,025  (1) MetroNet Communications Corp., Warrants                          43,214
-----------------
           1,750  (1) Pathnet, Inc., Warrants                                          17,500
-----------------
                      Total                                                           159,914

-----------------
                  TOTAL WARRANTS (IDENTIFIED COST $78,874)                            286,889
-----------------                                                            -----------------

REPURCHASE AGREEMENT (3)--7.6%

----------------------------------------------------------------------------
     $42,580,000  Westdeutsche Landesbank Girozentrale, 4.90%, dated

                  12/31/1998, due 1/4/1999 (AT AMORTIZED COST)                     42,580,000
-----------------
                  TOTAL INVESTMENTS (IDENTIFIED COST $571,045,742)(4)            $557,016,822
-----------------

     (1)  Non-income producing security.

=========
     (2) Denotes 144A securities which are exempt from registration under the Securities Act of 1933, as amended and may only be sold to dealers and other exempt investors. These securities have been determined to be liquid according to guidelines established by the Board of Trustees. At December 31, 1998, these securities amounted to $85,991,501 which represents 15.3% of total net assets.

=========
     (3) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

=========
     (4) The cost of investments for federal tax purposes amounts to $571,046,472. The net unrealized depreciation of investments on a federal tax basis amounts to
          $14,029,650 which is comprised of $11,549,774 appreciation and $25,579,424 depreciation at December 31, 1998.

=========
     (5) Australis Holdings Pty Limited, a wholly owned subsidiary of Australis Media

          Limited, filed for reorganization relief under Chapter 11 of the Federal Bankruptcy Code on April 8, 1998. Australis was a leading provider of subscription television services in Australia and had been negatively impacted by its failed merger with a rival pay TV operator. The company has effectively ceased operations although litigation is pending.

(6)  AmeriTruck   Distribution    Corporation   and   subsidiaries   filed   for
     reorganization relief under Chapter 11 of the Federal Bankruptcy Code on November 11, 1998.


AmeriTruck operates in specialized segments of the trucking industry of the United States. It purchased a large refrigerated trucking operation from ConAgra with bond proceeds in hopes of establishing a major national presence in the niche, but was unable to generate enough volume to bring capacity utilization in that segment to a level adequate to service related debt. The company continues to operate in Chapter 11 while liquidating most of the refrigerated operation and retaining selected profitable portions of the business.

=========
     (7) Denotes a Zero Coupon bond with an effective rate at time of purchase.

Note: The categories of investments are shown as a percentage of net assets ($561,805,910) at December 31, 1998.

The following acronyms are used throughout this portfolio:

GTD            --Guaranty

LLC            --Limited Liability Corporation
LP             --Limited Partnership
PIK            --Payment in Kind
PLC            --Public Limited Company

PRIDES         --Preferred Redeemable Increased Dividend Equity Securities
REIT           --Real Estate Investment Trust

(See Notes which are an integral part of the Financial Statements)

HIGH YIELD BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1998


ASSETS:
Total investments in securities, at value (identified cost

$571,045,742                                                                           557,016,822                      $
-----------------------------------------------------------------
and tax cost $571,046,472)

------------------------------------------------------------------
Cash                                                                                         5,429

------------------------------------------------------------------
Income receivable                                                                        8,630,454

------------------------------------------------------------------
Receivable for shares sold                                                                 300,000

------------------------------------------------------------------
   Total assets                                                                        565,952,705

------------------------------------------------------------------
LIABILITIES:

------------------------------------------------------------------
Payable for investments purchased                                     $   4,087,340
------------------------------------------------------------------
Income distribution payable                                                  13,018

------------------------------------------------------------------
Payable for taxes withheld                                                    1,723

------------------------------------------------------------------
Accrued expenses                                                             44,714

------------------------------------------------------------------
   Total liabilities                                                                     4,146,795

------------------------------------------------------------------
Net Assets for 60,385,120 shares outstanding                                           561,805,910     $
------------------------------------------------------------------
NET ASSETS CONSIST OF:

------------------------------------------------------------------
Paid in capital                                                                        574,392,061              $
------------------------------------------------------------------
Net unrealized depreciation of investments                                             (14,028,920 )
------------------------------------------------------------------
Accumulated net realized gain on investments                                             1,412,959
------------------------------------------------------------------
Undistributed net investment income                                                         29,810

------------------------------------------------------------------
   Total Net Assets                                                                    561,805,910          $
------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
SHARE:

------------------------------------------------------------------
$561,805,910 / 60,385,120 shares outstanding                                                 $9.30
------------------------------------------------------------------

==================================================================
 (See Notes which are an integral part of the Financial Statements) INVESTMENT
INCOME:

Dividends                                                                                   1,483,719           $
---------------------------------------------------------------
Interest (net of foreign taxes withheld of $1,723)                                          37,475,642
---------------------------------------------------------------
   Total income                                                                             38,959,361

---------------------------------------------------------------
EXPENSES:

---------------------------------------------------------------
Custodian fees                                                                   14,247

---------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                         16,063
---------------------------------------------------------------
Directors'/Trustees' fees                                                         3,348

---------------------------------------------------------------
Auditing fees                                                                    23,000

---------------------------------------------------------------
Legal fees                                                                          744

---------------------------------------------------------------
Portfolio accounting fees                                                        90,087

---------------------------------------------------------------
Share registration costs                                                            506

---------------------------------------------------------------
Printing and postage                                                                968

---------------------------------------------------------------
Insurance premiums                                                                3,398

---------------------------------------------------------------
Miscellaneous                                                                       514

---------------------------------------------------------------
   Total expenses                                                               152,875

---------------------------------------------------------------
      Net investment income                                                                 38,806,486

---------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

---------------------------------------------------------------
Net realized gain on investments                                                            4,134,201

---------------------------------------------------------------
Net change in unrealized depreciation of investments                                        (14,028,92)

---------------------------------------------------------------
   Net realized and unrealized gain on investments                                          (9,894,719)
---------------------------------------------------------------
      Change in net assets resulting from operations                                        28,911,767     $
---------------------------------------------------------------



(1)For the period from February 2, 1998 (date of initial investment) to December 31, 1998.

(See Notes which are an integral part of the Financial Statements)
                                                         Period Ended
                                                         December 31,

                                                        ---------------
                                                            1998(1)

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--

Net investment income                                        38,806,486  $
Net realized gain on investments ($4,105,121 as
computed for federal tax purposes)                            4,134,201
Net change in unrealized depreciation                       (14,028,920 )
   Change in net assets resulting from operations            28,911,767
DISTRIBUTIONS TO SHAREHOLDERS--

Distributions from net investment income                    (38,806,486 )
Distributions from net realized gains                        (2,691,432 )
   Change in net assets resulting from

distributions to                                            (41,497,918 )
   shareholders

SHARE TRANSACTIONS--

Proceeds from sale of shares                                736,754,432
Net asset value of shares issued to shareholders in
payment of distributions declared                            41,468,846
Cost of shares redeemed                                    (203,831,217 )
   Change in net assets resulting from share                574,392,061
transactions

      Change in net assets                                  561,805,910

NET ASSETS:

Beginning of period                                                   0

End of period                                               561,805,910
                                                                            $

=====================================================
(1) For the period from February 2, 1998 (date of initial investment) to December 31, 1998. (See Notes which are an integral part of the Financial Statements)

                                         PERIOD ENDED
                                         DECEMBER 31,

                                             1998(1)

NET ASSET VALUE, BEGINNING OF PERIOD $               10.00
-------------------------------------

INCOME FROM INVESTMENT OPERATIONS

-------------------------------------
  Net investment income                               0.84

-------------------------------------
  Net realized and unrealized loss

on      investments                                 (0.65)

-------------------------------------
  Total from investment operations                    0.19

-------------------------------------

LESS DISTRIBUTIONS

-------------------------------------
  Distributions from net investment                 (0.84)

income

-------------------------------------
  Distributions from net realized

gain on        investments                          (0.05)

-------------------------------------
  Total distributions                               (0.89)

-------------------------------------
NET ASSET VALUE, END OF PERIOD       $                9.30
-------------------------------------
TOTAL RETURN(2)                                      1.96%

-------------------------------------

RATIOS TO AVERAGE NET ASSETS

-------------------------------------
  Expenses                                           0.04% *

-------------------------------------
  Net investment income                              9.60% *

-------------------------------------

SUPPLEMENTAL DATA

-------------------------------------
  Net assets, end of period (000     $             561,806
omitted)
-------------------------------------
  Portfolio turnover                                   55%

-------------------------------------

* Computed on an annualized basis.

(1) Reflects operations for the period from February 2, 1998 (date of initial investment) to December 31, 1998. (2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)

HIGH YIELD BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1998

ORGANIZATION

Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust was created through the purchase of securities from other Federated Funds and consists of one portfolio, the High Yield Bond Portfolio (the "Fund"). The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The Fund's portfolio of investments consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominantly speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, the Fund is a only available for purchase by other Federated Funds and their affiliates.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

    INVESTMENT VALUATIONS - Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-ended regulated investment companies are valued at net asset value.

    REPURCHASE AGREEMENTS - It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

    The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

    INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS - Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

    Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to market discount reclasses. The following reclassifications have been made to the financial statements.

                                            INCREASE (DECREASE)

                      Accumulated           Undistributed

               Net Realized         Net Investment

               GAIN (LOSS)                       INCOME
                  $(29,810)            $29,810

    Net investment income, net realized gains/losses and net assets were not affected by this reclassification.

    FEDERAL TAXES - It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS - The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

    USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

    OTHER - Investment transactions are accounted for on the trade date.

    SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                PERIOD
                                                  ENDED

                                                DECEMBER

                                                31,
                                                 1998(1)

Shares sold                                     76,779,274
Shares issued to shareholders in payment of      4,340,172
distributions declared
Shares redeemed                                 (20,734,326)

     Net change resulting from share            60,385,120

transactions

(1) For the period from February 2, 1998 (date of initial public investment) to December 31, 1998.

    INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    INVESTMENT ADVISORY FEE - Federated Research Corp. is the Portfolio's investment adviser ("the Adviser"), subject to direction of the Trustees. The Adviser provides investment advisory services at no fee.

     ADMINISTRATIVE FEE - Federated Services Company, ("Fserv"), a subsidiary of Federated Investors, Inc. provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Portfolio. FServ, provides these services at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors, Inc. For the year ended December 31, 1998, the Fund did not pay or accrue an Administrative fee.

    TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES - FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

    PORTFOLIO ACCOUNTING FEES - FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

    GENERAL - Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

 INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended December 31, 1998, were as follows:

           PURCHASES                $ 742,567,198
                                    -------------
       ---------------------------
           SALES                    $ 226,835,604
                                    -------------
       ---------------------------


 YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Ernst & Young LLP,
Independent Auditors

TO THE TRUSTEES AND STOCKHOLDERS OF
HIGH YIELD BOND PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of High Yield Bond Portfolio, including the schedule of investments, as of December 31, 1998, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from February 2, 1998 (commencement of operations) to December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of High Yield Bond Portfolio at December 31, 1998, and the results of operations, the changes in its net assets, and its financial highlights for the period from February 2, 1998 (commencement of operations) to December 31, 1998, in conformity with generally accepted accounting principles.

                                                   ERNST & YOUNG LLP

Boston, Massachusetts
February 12, 1999